Inventories - Schedule of Major classifications of inventories (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Raw materials	$ 3,863	$ 2,204	$ 1,066
Work-in-process	192	19	213
Total inventories	$ 4,055	$ 2,223	$ 1,279